Note 12 - Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal Year Ending	Lease Payments	Less, Sublease Income	Net
2017	$2,774,000	$84,000	$2,690,000
2018	2,196,000	-	2,196,000
2019	1,524,000	-	1,524,000
2020	1,390,000	-	1,390,000
2021	1,092,000	-	1,092,000
Thereafter	2,232,000	-	2,232,000
Total	$11,208,000	$84,000	$11,124,000